Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Variable Interest Entity [Line Items]
Total assets	¥ 385,750,916	¥ 367,650,018
Total liabilities	369,603,408	351,353,496
Non-consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	261,594,644	263,554,458
Maximum exposure	26,112,554	21,293,857
Total assets	19,817,606	16,606,190
Trading account assets	1,512,988	1,297,730
Investment securities	5,446,362	4,832,097
Loans	12,593,528	10,256,662
All other assets	264,728	219,701
Total liabilities	233,404	60,169
All other liabilities	233,404	60,169
Non-consolidated VIEs | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets	33,736,781	27,325,711
Maximum exposure	7,289,764	6,010,143
Total assets	5,722,762	4,858,210
Trading account assets	0	0
Investment securities	1,957,516	1,756,122
Loans	3,765,246	3,102,088
All other assets	0	0
Total liabilities	3,928	520
All other liabilities	3,928	520
Non-consolidated VIEs | Investment funds
Variable Interest Entity [Line Items]
Total assets	64,892,164	112,262,392
Maximum exposure	4,219,171	3,352,266
Total assets	3,233,231	2,622,407
Trading account assets	236,890	328,963
Investment securities	729,707	622,967
Loans	2,221,423	1,628,737
All other assets	45,211	41,740
Total liabilities	9,768	4,507
All other liabilities	9,768	4,507
Non-consolidated VIEs | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets	58,613,172	42,312,881
Maximum exposure	5,906,736	4,829,867
Total assets	3,896,609	3,275,008
Trading account assets	127,189	234,384
Investment securities	27,561	20,854
Loans	3,725,604	3,012,252
All other assets	16,255	7,518
Total liabilities	158,234	25,424
All other liabilities	158,234	25,424
Non-consolidated VIEs | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets	9,383,684	7,533,839
Maximum exposure	4,574,788	3,627,418
Total assets	4,256,915	3,448,224
Trading account assets	950,867	563,524
Investment securities	2,724,026	2,424,602
Loans	472,931	373,834
All other assets	109,091	86,264
Total liabilities	5,225	1,590
All other liabilities	5,225	1,590
Non-consolidated VIEs | Other
Variable Interest Entity [Line Items]
Total assets	94,968,843	74,119,635
Maximum exposure	4,122,095	3,474,163
Total assets	2,708,089	2,402,341
Trading account assets	198,042	170,859
Investment securities	7,552	7,552
Loans	2,408,324	2,139,751
All other assets	94,171	84,179
Total liabilities	56,249	28,128
All other liabilities	¥ 56,249	¥ 28,128